SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2023 is as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Remaining	Grant Date	Intrinsic
	Options	Price	Contract Life	Fair Value	Value
Options outstanding on January 1, 2023	103,067	0.59	2.08	0.58	735
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	(7,500)	0.59	—	0.59	35
Options outstanding on December 31, 2023	95,567	0.59	1.08	0.59	452
Options exercisable on December 31, 2023	95,567	0.59	1.08	0.59	452

Schedule of Nonvested Restricted Stock Units Activity

A summary of the non-vested RSU activity in 2023 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2023	20,758,177	11.86
Granted	—	—
Vested	(9,702,020)	9.45
Forfeited	(389,255)	9.23
Non-vested RSUs on December 31, 2023	10,666,902	14.13

Schedule of Assumptions Used

The assumptions in the Black-Scholes option-pricing models used to determine the fair value of 2022 PRC stock options granted during the years ended December 31, 2022 were as follows:

Year Ended December 31, 2022
Expected term (months)	24, 36, and 48 months from the date of grant
Expected dividends	0.96%
Expected volatility	51.86%-54.00%
Risk-free interest rate	1.76%-2.18%
Fair value of common stock	$8.15
Weighted average exercise price	$4.18

2022 Restricted Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity

A summary of the aggregate 2022 PRC stock options activity in 2023 and information regarding those stock options outstanding as of December 31, 2023 is as follows:

		Weighted	Weighted	Weighted
	Number of	Average	Average	Average	Aggregate
	2022 PRC	Exercise	Remaining	Grant Date	Intrinsic
	stock options	Price	Contract Life	Fair Value	Value
2022 PRC stock options outstanding on January 1, 2023	23,560,000	4.76	2.59	3.94	50,143
Granted	—	—	—	—	—
Forfeited	(3,086,000)	4.28	—	3.94	—
Expired	(986,500)	4.18	—	3.94	—
Exercised	(7,541,500)	4.18	—	3.94	176
2022 PRC stock options outstanding on December 31, 2023	11,946,000	4.18	1.59	3.94	564
2022 PRC stock options exercisable on December 31, 2023	11,946,000	4.18	1.59	3.94	564